TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

13.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowance for doubtful accounts relating to freight and demurrage claims. Movements in the allowance for doubtful accounts in the three years ended December 31, 2012 may be summarized as follows;

(in thousands of $)	Allowance for doubtful accounts
Balance at December 31, 2009	(2,096)
Additions charged to income	(617)
Deductions credited to income	1,569
Balance at December 31, 2010	(1,144)
Additions charged to income	(3,343)
Deductions credited to income	—
Balance at December 31, 2011	(4,487)
Additions charged to income	(6,033)
Deductions credited to income	663
Balance at December 31, 2012	(9,857)